Unaudited Interim Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 3,031	$ 23,659
Deposit	13,648
Restricted deposit	296	296
Trade accounts receivable	118	78
Inventory	2,751	2,857
Prepaid expenses and other receivables	589	1,240
Total current assets	20,433	28,130
NON-CURRENT ASSETS
Prepaid expenses and other long-term assets	34	34
Right of use assets	706	668
Property and equipment, net	1,520	1,356
Total non-current assets	2,260	2,058
TOTAL ASSETS	22,693	30,188
CURRENT LIABILITIES
Trade accounts payable	652	714
Lease liabilities	208	167
Other current liabilities	2,995	3,455
Total current liabilities	3,855	4,336
NON-CURRENT LIABILITIES
Long-term lease liabilities	399	430
Total non-current liabilities	399	430
TOTAL LIABILITIES	4,254	4,766
SHAREHOLDERS’ EQUITY
Ordinary shares, No par value; Authorized 2,500,000,000 shares; Issued and outstanding: 45,623,434 shares as of June 30, 2023 and December 31, 2022, respectively
Additional paid-in capital	101,505	100,831
Accumulated deficit	(83,066)	(75,409)
Total shareholders’ equity	18,439	25,422
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 22,693	$ 30,188